Parnassus Core Select ETF

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Banks (3.2%)

Bank of America Corp.	87,391	4,260,311

Capital Markets (6.1%)

Intercontinental Exchange Inc.	30,680	4,825,350

S&P Global Inc.	7,614	3,238,539

		8,063,889

Chemicals (3.5%)

Linde plc	9,335	4,627,920

Commercial Services & Supplies (4.4%)

Waste Management Inc.	25,198	5,790,248

Diversified Financial Services (3.4%)

Mastercard Inc., Class A	8,853	4,423,490

Equity Real Estate Investment Trusts (3.0%)

Realty Income Corp.	64,887	3,969,787

Health Care Equipment & Supplies (4.0%)

Boston Scientific Corp.[q]	40,303	2,529,013

Stryker Corp.	8,212	2,698,381

		5,227,394

Insurance (1.9%)

Brown & Brown Inc.	38,605	2,517,432

Interactive Media & Services (9.4%)

Alphabet Inc., Class A	43,407	12,482,117

Life Sciences Tools & Services (5.8%)

Danaher Corp.	40,350	7,650,360

Machinery (4.3%)

Deere & Co.	10,269	5,784,528

Multiline Retail (7.1%)

Amazon.com Inc.[q]	45,103	9,393,602

Pharmaceuticals (2.1%)

Eli Lilly & Co.	2,941	2,705,044

Semiconductors & Semiconductor Equipment (16.0%)

Applied Materials Inc.	34,060	11,641,367

NVIDIA Corp.	54,255	9,462,072

		21,103,439

Software (12.7%)

Microsoft Corp.	27,289	10,101,569

Salesforce Inc.	19,020	3,550,463

Synopsys Inc.[q]	7,868	3,119,505

Equities	Shares	Market Value ($)

		16,771,537

Specialty Retail (6.4%)

AutoZone Inc.[q]	1,239	4,185,069

The Home Depot Inc.	12,900	4,242,681

		8,427,750

Technology Hardware, Storage & Peripherals (3.5%)

Apple Inc.	18,142	4,604,258

Trading Companies & Distributors (2.6%)

Ferguson Enterprises Inc.	14,410	3,361,277

Total investment in equities (99.4%)
(cost $131,263,969)		131,164,383

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.6%)

JPMorgan Chase, New York	2.98%	04/01/2026	832,847	832,847

Total short-term securities (0.6%)

(cost $832,847)				832,847

Total securities (100.0%)

(cost $132,096,816)				131,997,230

Other assets and liabilities (0.0%)				6,096

Total net assets (100.0%)				132,003,326

q	This security is non-income producing.

plc	Public Limited Company